Cover Page	12 Months Ended
Nov. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	THERATECHNOLOGIES INC.
Entity Central Index Key	0001512717
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Current Fiscal Year End Date	--11-30
Document Registration Statement	false
Document Annual Report	true
Entity Common Stock, Shares Outstanding	45,980,019
Title of 12(b) Security	Common Shares, no par value
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Trading Symbol	THTX
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity File Number	001-35203
Entity Incorporation, State or Country Code	A8
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	2015 Peel Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3A 1T8
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Montreal, Quebec, Canada
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jocelyn Lafond
Entity Address, Address Line One	2015 Peel Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3A 1T8
City Area Code	438
Local Phone Number	315-6607
Contact Personnel Fax Number	(514) 331-9691